Income Taxes (Details) ¥ in Thousands, $ in Thousands	12 Months Ended				60 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2018	Dec. 31, 2027 CNY (¥)	Dec. 31, 2024 HKD ($)
Income Taxes [Line Items]
Unified tax rate	25.00%
Percentage of assessable profit before tax			25.00%
Assessable profit before tax			¥ 1,000		¥ 3,000
Assessable profit before tax not exceeding			¥ 3,000
Percentage of assessable profit before tax rate					20.00%
Net operating tax loss carry forwards	¥ 25,742	¥ 299,922
Valuation allowance	¥ 49,708	401,130
Percentage of corporate taxpayers benefit	50.00%
Percentage of foreign income tax rate	10.50%
Percentage of income tax	50.00%
Underpayment of tax liability	¥ 100
Minimum [Member]
Income Taxes [Line Items]
Percentage of assessable profit before tax			12.50%
Maximum [Member]
Income Taxes [Line Items]
Preferential income tax rate			20.00%
U.S. [Member]
Income Taxes [Line Items]
Income tax rate				21.00%
Net operating tax loss carry forwards	¥ 1,888	1,888
Hong Kong [Member]
Income Taxes [Line Items]
Income tax rate	8.25%
Income taxes profits earned | $						$ 2,000
Existing tax rate	16.50%
Net operating tax loss carry forwards	¥ 57,157	¥ 78,146
Singapore [Member]
Income Taxes [Line Items]
Income tax rate	17.00%	17.00%	17.00%
Net operating tax loss carry forwards	¥ 3,253	¥ 2,101
People's Republic of China [Member]
Income Taxes [Line Items]
Income tax rate	25.00%
Preferential income tax rate			20.00%
Assessable profit before tax exceeding			¥ 1,000
Net operating loss	¥ 202,371	1,490,758
Net operating tax loss carry forwards	¥ 140,073	¥ 1,408,623
Non-resident for PRC tax purpose	If the Company were to be a non-resident for PRC tax purpose, dividends paid to it out of profits earned by PRC subsidiaries after January 1, 2008 would be subject to 10% withholding tax, if no tax treaty is applicable. In addition, under tax treaty between the PRC and Hong Kong, if the foreign investor is incorporated in Hong Kong and qualifies as the beneficial owner, the applicable withholding tax rate may be reduced to 5%, if the investor holds at least 25% in the Foreign Invested Enterprise (“FIE”); or 10%, if the investor holds less than 25% in the FIE.
Forecast [Member]
Income Taxes [Line Items]
Percentage of assessable profit before tax					25.00%